DAKOTA ACTIVE EQUITY ETF
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)

COMMON STOCKS - 73.6%	Shares	Value
Communication Services - 9.4%
Advertising - 0.1%
Trade Desk, Inc. - Class A (a)	677	$37,005

Cable & Satellite - 0.3%
Comcast Corp. - Class A	2,827	96,033

Integrated Telecommunication Services - 0.5%
AT&T, Inc.	6,084	178,200

Interactive Home Entertainment - 0.1%
Take-Two Interactive Software, Inc. (a)	211	49,220

Interactive Media & Services - 5.7%
Alphabet, Inc. - Class A	1,445	307,655
Alphabet, Inc. - Class C	4,115	878,676
Meta Platforms, Inc. - Class A	1,171	865,018
		2,051,349
Movies & Entertainment - 1.5%
Netflix, Inc. (a)	358	432,554
Walt Disney Co.	709	83,931
		516,485
Wireless Telecommunication Services - 1.2%
T-Mobile US, Inc.	1,732	436,447
Total Communication Services		3,364,739

Consumer Discretionary - 6.8%
Apparel Retail - 1.2%
Ross Stores, Inc.	284	41,794
TJX Cos., Inc.	2,874	392,617
		434,411
Automobile Manufacturers - 0.0%(b)
General Motors Co.	111	6,504

Automotive Retail - 0.4%
AutoZone, Inc. (a)	27	113,360
O'Reilly Automotive, Inc. (a)	231	23,950
		137,310
Broadline Retail - 2.6%
Amazon.com, Inc. (a)	3,820	874,780
MercadoLibre, Inc. (a)	19	46,985
		921,765

Consumer Electronics - 0.2%
Garmin Ltd.	301	72,788

DAKOTA ACTIVE EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 73.6% (CONTINUED)	Shares	Value
Home Improvement Retail - 0.8%
Home Depot, Inc.	440	$178,979
Lowe's Cos., Inc.	352	90,837
		269,816
Homebuilding - 0.1%
PulteGroup, Inc.	191	25,216

Hotels, Resorts & Cruise Lines - 0.1%
Royal Caribbean Cruises Ltd.	138	50,124

Restaurants - 1.4%
Cava Group, Inc. (a)	191	12,902
Darden Restaurants, Inc.	284	58,771
Domino's Pizza, Inc.	480	219,984
McDonald's Corp.	623	195,335
Yum! Brands, Inc.	80	11,758
		498,750
Total Consumer Discretionary		2,416,684

Consumer Staples - 5.7%
Consumer Staples Merchandise Retail - 2.1%
Costco Wholesale Corp.	633	597,122
Target Corp.	248	23,803
Walmart, Inc.	1,234	119,673
		740,598
Household Products - 1.0%
Colgate-Palmolive Co.	828	69,610
Kimberly-Clark Corp.	90	11,622
Procter & Gamble Co.	1,647	258,645
		339,877
Packaged Foods & Meats - 0.5%
Hershey Co.	305	56,044
McCormick & Co., Inc.	1,183	83,248
Mondelez International, Inc. - Class A	856	52,592
		191,884
Personal Care Products - 0.4%
Unilever PLC - ADR	2,543	160,718

Soft Drinks & Non-alcoholic Beverages - 1.5%
Coca-Cola Co.	1,477	$101,898
PepsiCo, Inc.	2,926	434,950
		536,848
Tobacco - 0.2%
Altria Group, Inc.	508	34,143

DAKOTA ACTIVE EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 73.6% (CONTINUED)	Shares	Value
Tobacco - 0.2% (Continued)
Philip Morris International, Inc.	287	$47,966
		82,109
Total Consumer Staples		2,052,034

Energy - 2.3%
Coal & Consumable Fuels - 0.1%
Cameco Corp.	298	23,062

Integrated Oil & Gas - 1.4%
Chevron Corp.	198	31,799
Exxon Mobil Corp.	3,951	451,560
Shell PLC - ADR	100	7,388
		490,747
Oil & Gas Equipment & Services - 0.3%
Schlumberger NV	3,060	112,730

Oil & Gas Exploration & Production - 0.1%
ConocoPhillips	220	21,773
Devon Energy Corp.	177	6,390
Diamondback Energy, Inc.	50	7,438
EQT Corp.	182	9,435
		45,036
Oil & Gas Refining & Marketing - 0.3%
Marathon Petroleum Corp.	571	102,614
Valero Energy Corp.	176	26,754
		129,368
Oil & Gas Storage & Transportation - 0.1%
Williams Cos., Inc.	470	27,204
Total Energy		828,147

Financials - 11.4%
Asset Management & Custody Banks - 2.4%
Ameriprise Financial, Inc.	18	9,266
Bank of New York Mellon Corp.	3,387	357,667
Blackrock, Inc.	33	37,196
Blackstone, Inc.	1,979	339,201
KKR & Co., Inc.	875	122,054
		865,384
Consumer Finance - 0.2%
Capital One Financial Corp.	368	83,617

Diversified Banks - 3.8%
Bank of America Corp.	1,755	89,049
JPMorgan Chase & Co.	3,532	1,064,615

DAKOTA ACTIVE EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 73.6% (CONTINUED)	Shares	Value
Diversified Banks - 3.8% (Continued)
PNC Financial Services Group, Inc.	63	$13,069
US Bancorp	582	28,419
Wells Fargo & Co.	1,839	151,129
		1,346,281
Diversified Financial Services - 0.1%
Apollo Global Management, Inc.	145	19,753

Financial Exchanges & Data - 1.1%
Cboe Global Markets, Inc.	1,250	294,937
Moody's Corp.	52	26,508
MSCI, Inc.	146	82,887
		404,332
Insurance Brokers - 0.1%
Arthur J Gallagher & Co.	114	34,513

Investment Banking & Brokerage - 0.0%(b)
Morgan Stanley	72	10,835

Life & Health Insurance - 0.1%
Aflac, Inc.	120	12,823
MetLife, Inc.	232	18,876
		31,699
Property & Casualty Insurance - 1.2%
Allstate Corp.	112	22,786
Loews Corp.	120	11,616
Progressive Corp.	465	114,883
Travelers Cos., Inc.	166	45,071
W R Berkley Corp.	3,284	235,430
		429,786
Transaction & Payment Processing Services - 2.4%
Fiserv, Inc. (a)	144	19,898
Global Payments, Inc.	151	13,412
Mastercard, Inc. - Class A	209	124,415
PayPal Holdings, Inc. (a)	646	45,343
Shift4 Payments, Inc. - Class A (a)	107	9,676
Visa, Inc. - Class A	1,806	635,315
		848,059
Total Financials		4,074,259

Health Care - 8.3%
Biotechnology - 1.1%
AbbVie, Inc.	988	207,875
Gilead Sciences, Inc.	1,489	168,212
		376,087

DAKOTA ACTIVE EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 73.6% (CONTINUED)	Shares	Value
Health Care Distributors - 0.1%
Cardinal Health, Inc.	82	$12,200
Cencora, Inc.	74	21,579
		33,779
Health Care Equipment - 3.9%
Abbott Laboratories	3,415	453,034
Boston Scientific Corp. (a)	4,203	443,417
Intuitive Surgical, Inc. (a)	105	49,696
Medtronic PLC	96	8,910
ResMed, Inc.	371	101,843
Stryker Corp.	886	346,789
		1,403,689
Health Care Services - 0.1%
CVS Health Corp.	527	38,550

Life Sciences Tools & Services - 0.4%
Danaher Corp.	125	25,727
Thermo Fisher Scientific, Inc.	251	123,673
		149,400
Pharmaceuticals - 2.7%
AstraZeneca PLC - ADR	186	14,862
Bristol-Myers Squibb Co.	448	21,137
Eli Lilly & Co.	409	299,625
Haleon PLC - ADR	1,709	16,748
Johnson & Johnson	2,478	439,027
Merck & Co., Inc.	1,616	135,938
Zoetis, Inc.	153	23,929
		951,266
Total Health Care		2,952,771

Industrials - 7.4%
Aerospace & Defense - 2.0%
Axon Enterprise, Inc. (a)	227	169,635
General Dynamics Corp.	125	40,571
General Electric Co.	946	260,339
Lockheed Martin Corp.	302	137,600
Northrop Grumman Corp.	38	22,422
RTX Corp.	149	23,631
TransDigm Group, Inc.	36	50,360
		704,558
Agricultural & Farm Machinery - 0.1%
Deere & Co.	49	23,453

Building Products - 0.1%
Carrier Global Corp.	296	19,299

DAKOTA ACTIVE EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 73.6% (CONTINUED)	Shares	Value
Construction & Engineering - 0.1%
Everus Construction Group, Inc. (a)	143	$11,217
Quanta Services, Inc.	89	33,638
		44,855
Construction Machinery & Heavy Transportation Equipment - 0.2%
Caterpillar, Inc.	189	79,199

Electrical Components & Equipment - 0.5%
Eaton Corp. PLC	103	35,962
Emerson Electric Co.	791	104,412
nVent Electric PLC	77	6,960
Rockwell Automation, Inc.	124	42,585
		189,919
Environmental & Facilities Services - 1.3%
Republic Services, Inc.	165	38,605
Rollins, Inc.	5,820	329,063
Waste Management, Inc.	506	114,553
		482,221
Heavy Electrical Equipment - 0.1%
GE Vernova, Inc.	54	33,100

Human Resource & Employment Services - 1.2%
Automatic Data Processing, Inc.	199	60,506
Paychex, Inc.	728	101,523
Paycom Software, Inc.	1,124	255,317
		417,346
Industrial Conglomerates - 0.2%
3M Co.	80	12,442
Honeywell International, Inc.	201	44,120
		56,562
Industrial Machinery & Supplies & Components - 0.3%
Flowserve Corp.	302	16,205
Illinois Tool Works, Inc.	80	21,172
Pentair PLC	620	66,669
Snap-on, Inc.	62	20,165
		124,211
Rail Transportation - 0.3%
Norfolk Southern Corp.	151	42,277
Union Pacific Corp.	263	58,799
		101,076
Research & Consulting Services - 0.7%
Verisk Analytics, Inc.	955	256,055

DAKOTA ACTIVE EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 73.6% (CONTINUED)	Shares	Value
Trading Companies & Distributors - 0.3%
Fastenal Co.	337	$16,735
WW Grainger, Inc.	100	101,350
		118,085
Total Industrials		2,649,939

Information Technology - 19.2%
Application Software - 2.0%
Adobe, Inc. (a)	209	74,550
AppLovin Corp. - Class A (a)	260	124,433
Datadog, Inc. - Class A (a)	126	17,222
HubSpot, Inc. (a)	103	49,767
Intuit, Inc.	105	70,035
PTC, Inc. (a)	398	84,973
Salesforce, Inc.	1,117	286,231
		707,211
Communications Equipment - 0.2%
Cisco Systems, Inc.	1,020	70,472

Electronic Components - 0.1%
Amphenol Corp. - Class A	60	6,532
Corning, Inc.	282	18,902
		25,434
Electronic Equipment & Instruments - 0.1%
Itron, Inc. (a)	288	35,407

Electronic Manufacturing Services - 0.0%(b)
TE Connectivity PLC	85	17,552

Internet Services & Infrastructure - 0.2%
Okta, Inc. (a)	130	12,060
Shopify, Inc. - Class A (a)	423	59,761
		71,821
IT Consulting & Other Services - 0.6%
Accenture PLC - Class A	317	82,410
Gartner, Inc. (a)	13	3,265
International Business Machines Corp.	597	145,364
		231,039
Semiconductor Materials & Equipment - 0.1%
Applied Materials, Inc.	69	11,092
Lam Research Corp.	70	7,011
		18,103
Semiconductors - 4.0%
Advanced Micro Devices, Inc. (a)	1,130	183,772
Analog Devices, Inc.	86	21,613

DAKOTA ACTIVE EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 73.6% (CONTINUED)	Shares	Value
Semiconductors - 4.0% (Continued)
ARM Holdings PLC - ADR (a)	223	$30,843
Broadcom, Inc.	662	196,872
Intel Corp.	4,103	99,908
NVIDIA Corp.	4,576	797,048
QUALCOMM, Inc.	457	73,453
Texas Instruments, Inc.	143	28,955
		1,432,464
Systems Software - 6.9%
Microsoft Corp.	2,682	1,358,943
Oracle Corp.	1,823	412,235
Palo Alto Networks, Inc. (a)	1,754	334,172
ServiceNow, Inc. (a)	402	368,819
		2,474,169
Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	7,754	1,800,014
Total Information Technology		6,883,686

Materials - 1.7%
Construction Materials - 0.0%(b)
Vulcan Materials Co.	65	18,926

Copper - 0.2%
Freeport-McMoRan, Inc.	1,262	56,033

Gold - 0.6%
Anglogold Ashanti PLC	167	9,462
Newmont Corp.	2,580	191,952
		201,414
Industrial Gases - 0.3%
Air Products and Chemicals, Inc.	161	47,352
Linde PLC	164	78,439
		125,791
Specialty Chemicals - 0.6%
Ecolab, Inc.	100	27,704
PPG Industries, Inc.	793	88,206
RPM International, Inc.	604	75,687
Sherwin-Williams Co.	45	16,462
		208,059
Total Materials		610,223

Utilities - 1.4%
Electric Utilities - 0.4%
Duke Energy Corp.	518	63,450
NextEra Energy, Inc.	654	47,121

DAKOTA ACTIVE EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 73.6% (CONTINUED)	Shares	Value
Electric Utilities - 0.4% (Continued)
Xcel Energy, Inc.	616	$44,592
		155,163
Gas Utilities - 0.0%(b)
MDU Resources Group, Inc.	574	9,350

Multi-Utilities - 0.9%
DTE Energy Co.	77	10,522
NiSource, Inc.	255	10,779
Sempra	3,443	284,254
		305,555
Water Utilities - 0.1%
American Water Works Co., Inc.	251	36,021
Total Utilities		506,089
TOTAL COMMON STOCKS (Cost $14,194,784)		26,338,571

EXCHANGE TRADED FUNDS - 24.5%
Alerian MLP ETF	201	9,789
Communication Services Select Sector SPDR Fund	2,381	265,220
Consumer Discretionary Select Sector SPDR Fund	176	40,786
Consumer Staples Select Sector SPDR Fund	201	16,237
Energy Select Sector SPDR Fund	181	16,361
Financial Select Sector SPDR Fund	1,658	89,515
First Trust NASDAQ Cybersecurity ETF	583	42,641
Health Care Select Sector SPDR Fund	264	36,281
Industrial Select Sector SPDR Fund	151	22,953
Invesco Large Cap Value ETF	805	52,045
Invesco Nasdaq 100 ETF	444	104,256
Invesco Pharmaceuticals ETF	201	18,313
Invesco QQQ Trust Series 1	1,453	828,791
Invesco RAFI US 1000 ETF	322	14,271
Invesco S&P 500 Equal Weight Energy ETF	222	17,562
Invesco S&P 500 Equal Weight ETF	2,168	408,928
iShares Core S&P 500 ETF	2,015	1,306,365
iShares Core S&P U.S. Growth ETF	269	42,220
iShares Core S&P U.S. Value ETF	371	36,677
iShares Global Infrastructure ETF	142	8,570
iShares Russell 1000 Growth ETF	1,804	803,844
iShares Russell 1000 Value ETF	391	78,837
iShares S&P 500 Value ETF	1,007	205,327
iShares U.S. Technology ETF	3,625	658,989
Materials Select Sector SPDR Fund	276	25,469
Schwab Fundamental U.S. Large Co. ETF	423	10,896
Schwab U.S. Large-Cap Growth ETF	926	28,262

DAKOTA ACTIVE EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 24.5% (CONTINUED)	Shares	Value
Schwab US Dividend Equity ETF	23,205	$647,884
SPDR Bloomberg 1-3 Month T-Bill ETF	5,744	527,127
SPDR Gold Shares(a)	150	47,710
SPDR Portfolio S&P 500 Growth ETF	3,193	317,672
SPDR Portfolio S&P 500 Value ETF	926	50,597
SPDR S&P 500 ETF Trust	653	421,218
Technology Select Sector SPDR Fund	100	26,245
Utilities Select Sector SPDR Fund	1,208	101,859
Vanguard Communication Services ETF	900	162,171
Vanguard Financials ETF	403	53,184
Vanguard Growth ETF	697	319,658
Vanguard Health Care ETF	2,661	678,768
Vanguard Information Technology ETF	22	15,334
Vanguard Mega Cap Growth ETF	117	44,923
Vanguard Russell 1000 Value	59	5,221
Vanguard S&P 500 ETF	243	144,118
Vanguard Total Stock Market ETF	80	25,456
TOTAL EXCHANGE TRADED FUNDS (Cost $3,799,465)		8,778,550

REAL ESTATE INVESTMENT TRUSTS - 0.5%
Real Estate - 0.5%
Industrial REITs - 0.2%
Prologis, Inc.	610	69,406

Multi-Family Residential REITs - 0.1%
AvalonBay Communities, Inc.	89	17,430

Telecom Tower REITs - 0.2%
American Tower Corp.	381	77,667
Total Real Estate		164,503
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $119,609)		164,503

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.4%
First American Government Obligations Fund - Class X, 4.25%(c)	498,759	498,759
TOTAL MONEY MARKET FUNDS (Cost $498,759)		498,759

TOTAL INVESTMENTS - 100.0% (Cost $18,612,617)		$35,780,383
Other Assets in Excess of Liabilities - 0.0% (b)		14,041
TOTAL NET ASSETS - 100.0%		$35,794,424

Percentages are stated as a percent of net assets.

DAKOTA ACTIVE EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

DAKOTA ACTIVITY EQUITY ETF

Summary of Fair Value Disclosure as of August 31, 2025 (Unaudited)

Dakota Active Equity ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$26,338,571	$—	$—	$26,338,571
Exchange Traded Funds	8,778,550	—	—	8,778,550
Real Estate Investment Funds	164,503	—	—	164,503
Money Market Funds	498,759	—	—	498,759
Total Investments	$35,780,383	$—	$—	$35,780,383

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended August 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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